Offerings	Aug. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Secutities Act"), to defer payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (2) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	65,000,000
Proposed Maximum Offering Price per Unit	5.805
Maximum Aggregate Offering Price	$ 377,325,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 57,768.46
Offering Note	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on the New York Stock Exchange on August 14, 2025 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission). This calculation is in accordance with Rule 457(c) of the Securities Act of 1933.